Funds from securities issued (Details Text) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Funds From Securities Issued Details Text [Abstract]
Funding is secured by the Real Estate Credit Portfolio	R$ 549,665
Funding is secured by the Real Estate Credit Portfolio - sufficiency (including fiduciary agent remuneration)	115.38%
Funding is secured by the Real Estate Credit Portfolio - receivables corresponding of total assets	0.05%
Funding is secured by the Real Estate Credit Portfolio - properties' guarantee amount	61.46%
The credit portfolio's guarantor assets - AA	66.00%
The credit portfolio's guarantor assets - A	23.00%